Equity Method Investments - Schedule of Equity Method Investments (Detail)	Dec. 31, 2014	Dec. 31, 2013	Dec. 17, 2012	Oct. 19, 2012	Mar. 03, 2014
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	100.00%
Suzhou Chorus Medical Technologies Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	36.00%	36.00%	36.00%
JYADK [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	33.00%	33.00%
BPC [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	25.00%	25.00%		25.00%
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	45.00%	45.00%
Global Oncology [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	46.90%				46.90%